Employee Benefit Expenses - Schedule of Employee Benefit Expenses Included in Consolidated Statements of Loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	¥ 79,850	¥ 40,635
Research and Development Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	45,492	22,999
Administrative Expenses
Disclosure Of Defined Benefit Plans [Line Items]
Employee benefit expenses	¥ 34,358	¥ 17,636